Entity Information (Details)				12 Months Ended
	Sep. 21, 2023 EUR (€) shares	Sep. 21, 2023 $ / shares	Nov. 08, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Entity Information (Details) [Line Items]
Ordinary share percentage			100.00%
Consumption of electricity			€ 2,250
Sell ADS to underwriters				€ 335,303	€ 127,989	€ 80,560
Public offering price per shares | $ / shares		$ 5
Purchase to additional ads | shares	150,000
Percentage of equivalent of ads	15.00%
Underwriting Agreement [Member]
Entity Information (Details) [Line Items]
Sell ADS to underwriters	€ 1,000,000